Consolidated Balance Sheets (Parenthetical)	Apr. 30, 2014	Apr. 30, 2013
Consolidated Balance Sheets [Abstract]
Serial preferred shares, no par value, shares authorized	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding	0	0
Common shares, no par value, shares authorized	300,000,000	150,000,000
Common shares, no par value, shares outstanding	101,697,400	106,486,935
Treasury shares, shares outstanding	26,907,765	22,118,230